UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

                   Investment Company Act File Number 811-3556
                                                      --------

                   UMB Scout Tax-Free Money Market Fund, Inc.

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    ----------------------------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    ----------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (816) 860-7512
                                                          --------------

                       Date of fiscal year end: June 30
                                                -------

                 Date of reporting period: September 30, 2004
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ITEM 1.  SCHEDULE OF INVESTMENTS

UMB Scout Tax-Free Money Market Fund, Inc.
Schedule of Investments
September 30, 2004 (Unaudited)

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
(UNAUDITED)

               PRINCIPAL
STATE           AMOUNT                                                 VALUE

ALASKA
              Alaska Housing
   $3,490,000     Variable Rate, 12/01/30                            $3,490,000

ARIZONA
              Mesa, Arizona Municipal Development Corp.,
                Commercial Paper
    2,000,000     1.16%, 10/05/04                                     2,000,000
    1,000,000     1.32%, 10/13/04                                     1,000,000
              Salt River Project, Arizona, Commercial Paper
    5,500,000     1.36%, 11/01/04                                     5,500,000

CONNECTICUT
              Connecticut State Municipal Bond
    1,000,000     Variable Rate, 05/15/14                             1,000,000
    1,500,000     Variable Rate, 02/15/21                             1,500,000
    3,500,000     Variable Rate, 11/15/28                             3,500,000
    1,500,000     Variable Rate, 07/01/29                             1,500,000

DELAWARE
              Delaware County
      450,000     Variable Rate, 12/01/15                               450,000


FLORIDA
              Dade County, Florida, Industrial Development
      600,000     Variable Rate, 06/01/21                               600,000
              Florida Housing Finance Agency
    2,500,000     Variable Rate, 12/01/05                             2,500,000
    5,700,000     Variable Rate, 12/01/05                             5,700,000
    5,750,000     Variable Rate, 08/01/06                             5,750,000

GEORGIA
              Cobb County, Georgia,
                Housing Authority Multifamily Housing
    2,100,000     Variable Rate, 09/15/26                             2,100,000
              Fulton County, Georgia,
                Housing Authority Multifamily Housing
    1,000,000     Variable Rate, 09/15/26                             1,000,000

ILLINOIS
              Illinois Development Finance Authority Poll
      910,000     Variable Rate, 11/01/12                               910,000

INDIANA
              St. Joseph County, Indiana,
                Educational Facilities
    1,800,000     Variable Rate, 03/01/37                             1,800,000

KANSAS
              Kansas, State Dept. of Transportation,
                Highway Revenue
   $1,900,000     Variable Rate, 03/01/12                            $1,900,000

MASSACHUSETTS
              Massachusetts State Health & Educational
    4,000,000     1.30%, 10/18/04                                     4,000,000
    2,900,000     Variable Rate, 08/01/15                             2,900,000
    5,000,000     Variable Rate, 11/01/26                             5,000,000

MARYLAND
              Montgomery County, Maryland,
                Housing Authority Multifamily Housing
      550,000     Variable Rate, 08/01/15                               550,000

MINNESOTA
              Maple Grove Minnesota
      250,000     4.00%, 10/15/04                                       250,217

MISSISSIPPI
              Jackson County, Mississippi, Port Facilities
    1,750,000     Variable Rate, 06/01/23                             1,750,000

MISSOURI
              Missouri, State Health & Educational
      500,000     Variable Rate, 09/01/30                               500,000
      700,000     Variable Rate, 03/01/40                               700,000
              University of Missouri
    1,080,000     4.15%, 11/01/04                                     1,082,833

NEBRASKA
              Lincoln, Nebraska, Electrical Systems,
                Commercial Paper
    2,000,000     1.30%, 10/07/04                                     2,000,000
    3,500,000     1.31%, 11/02/04                                     3,500,000
              Omaha, Nebraska, Public Power,
                Commercial Paper
    1,500,000     1.30%, 10/07/04                                     1,500,000

NEVADA
              Clark County, Nevada, School District
    1,300,000     Variable Rate, 06/15/21                             1,300,000

NEW JERSEY
              New Jersey Educational Facilities
    1,900,000     Variable Rate, 07/01/23                             1,900,000

OHIO
              Columbus Ohio
      200,000     Variable Rate, 06/01/11                               200,000
              Ohio State University
    2,600,000     Variable Rate, 12/01/19                             2,600,000

OREGON
              Oregon State
    5,000,000     2.25%, 11/15/04                                     5,006,407

PENNSYLVANIA
              Beaver County, Pennsylvania, Pollution Control
   $2,650,000     Variable Rate, 12/01/20                            $2,650,000
              Schuylkill County Development Auth
   $2,200,000     Variable Rate, 4/1/21                              $2,200,000

TENNESSEE
              Metro Nashville, Tennessee Government
    7,540,000     Variable Rate, 11/01/33                             7,540,000

TEXAS
              Dallas, Texas, Rapid Transit
    3,000,000     1.34%, 11/02/04                                     3,000,000
              El Paso Texas Water
    2,500,000     1.35%, 11/01/04                                     2,500,000
              Gulf Coast Waste Disposal, Texas
    1,500,000     Variable Rate, 06/01/20                             1,500,000
    2,200,000     Variable Rate, 10/01/24                             2,200,000
              Houston
    5,000,000     1.20%, 10/18/04                                     5,000,000
              Mass Water
    6,000,000     1.23%, 10/04/04                                     6,000,000
              San Antonio E&G
    3,500,000     1.32%, 10/12/04                                     3,500,000
              San Antonio, Texas, Water
    3,000,000     1.27%, 10/04/04                                     3,000,000
              Texas PFA
    3,400,000     1.11%, 10/04/04                                     3,400,000
              University of Texas
    4,000,000     1.31%, 10/12/04                                     4,000,000
    2,000,000     1.35%, 11/08/04                                     2,000,000

UTAH
              Intermountain Power
    2,500,000     1.15%,  10/04/04                                    2,500,000
              Salt Lake City, Utah, Pollution Control
    7,300,000     Variable Rate, 02/01/08                             7,300,000

WASHINGTON
              Seattle, Washington, Water System
    1,800,000     Variable Rate, 09/01/25                             1,800,000
              Washington State, 96A
    5,900,000     Variable Rate, 06/01/20                             5,900,000
              Washington State, Public Power Supply #1
    1,200,000     Variable Rate, 07/01/17                             1,200,000
              Washington State, Public Power Supply #2a1
    1,200,000     Variable Rate, 07/01/12                             1,200,000
              Washington State, Public Power Supply #2a2
    1,500,000     Variable Rate, 07/01/12                             1,500,000

WISCONSIN
              Wisconsin State Government, Commercial Paper
    1,046,000     1.16%, 10/04/04                                     1,046,000

WYOMING
              Lincoln County, Wyoming, Pollution Control
      840,000     Variable Rate, 11/01/14                               840,000
    1,300,000     Variable Rate, 11/01/14                             1,300,000
    1,100,000     Variable Rate, 08/01/15                             1,100,000

TOTAL INVESTMENTS (COST $1151,115,457) - 101.3%                     151,115,457

Liabilities less other assets - (1.3)%                               (1,890,293)
                                                                ----------------

TOTAL NET ASSETS - 100.0%
(equivalent to $1.00 per share;
1,000,000,000 shares of $0.01 par value
capital shares authorized;
149,306,097 shares outstanding)                                     149,225,164
                                                                ================

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.

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ITEM 2.  CONTROLS AND PROCEDURES

a) The Registrant's principal executive office and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's most recently ended fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a)Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Tax-Free Money Market Fund, Inc.

/s/ James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
November 26, 2004

/s/ Barbara J. Demmer
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Barbara J. Demmer
Principal Financial Officer
November 26, 2004